PRIVATE PLACEMENT AND JH DARBIE FINANCING (Details Narrative) - USD ($)		1 Months Ended	9 Months Ended	12 Months Ended
	Feb. 25, 2020	Jun. 30, 2022	Mar. 31, 2021	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Mar. 31, 2022	Feb. 28, 2022	Jun. 30, 2021
Issued in transaction					3,435,000
Proceeds from private placement					$ 1,545,052
Number of convertible promissory note converted shares		4,025,000
Number of warrants for each warrant purchased				81,072,855
Warrant term				11 months 1 day
Additional paid in capital				$ 41,416,632	35,223,842
Share price							$ 0.15
Interest Expense [Member]
Amortization of debt discount and debt issuance costs				90,737	$ 1,229,865
IPO [Member]
Issuance cost				640,000
Legal costs				$ 39,000
Maximum [Member]
Shares issued price per share					$ 0.23
Edgepoint AI, Inc [Member] | Warrant [Member] | Private Placement [Member]
Share price									$ 1.00
JH Darbie & Co Inc [Member]
Issued in transaction				10
Proceeds from private placement			$ 5,000,000
Number of warrants for each warrant purchased					22,000,000
Warrant term					5 years
Number of warrant issued					2,035,000
JH Darbie & Co Inc [Member] | Warrant [Member]
Warrant term									3 years
JH Darbie & Co Inc [Member] | Warrant [Member] | Private Placement [Member]
Number of warrants for each warrant purchased									2,035,000
Warrants exercise price									$ 0.21
Additional paid in capital									$ 700,000
Share price									$ 0.20
JH Darbie & Co Inc [Member] | Maximum [Member]
Issued in transaction	100
Accredited Investors [Member]
Number of warrant issued						3,465,000
Investor [Member]
Number of warrants for each warrant purchased								333,334
Warrants exercise price								$ 0.15
Share price				$ 0.15
Number of warrant issued								33,000,066
Fair value adjustment of warrants				$ 2,900,000
JH Darbie Placement Agreement [Member]
Issued in transaction				10
Percentage of units granted				10.00%
Interest rate			16.00%
JH Darbie Placement Agreement [Member] | Edgepoint AI, Inc [Member]
Number of common stock issued			25,000
Shares issued price per share			$ 1.00
Conversion price			1.00
JH Darbie Placement Agreement [Member] | Edgepoint AI, Inc [Member] | Warrant [Member]
Shares issued price per share			$ 0.20
Number of warrants for each warrant purchased			50,000
Warrants exercise price			$ 1.00
Warrant term			3 years
JH Darbie Placement Agreement [Member] | Edgepoint AI, Inc [Member] | Maximum [Member]
Conversion price			$ 0.18
JH Darbie Placement Agreement [Member] | Edgepoint AI, Inc [Member] | One Convertible Promissory Note [Member]
Number of convertible promissory note converted shares			25,000
Conversion price			$ 1.00
JH Darbie Placement Agreement [Member] | Edgepoint AI, Inc [Member] | One Convertible Promissory Note [Member] | Maximum [Member]
Number of convertible promissory note converted shares			138,889
Conversion price			$ 0.18
JH Darbie Placement Agreement [Member] | Accredited Investors [Member]
Issued in transaction			100
Proceeds from private placement			$ 5,000,000
Subscription Agreements [Member] | Accredited Investors [Member]
Non controlling interest						$ 1,000,000